UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 14, 2012
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total(x$1,000):  $116,573
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     1728    57140 SH       Sole                    55895              1245
American Express               COM              025816109     2845    60312 SH       Sole                    58447              1865
Aon                            COM              037389103     2329    49760 SH       Sole                    48460              1300
BNY Mellon                     COM              064058100     1451    72867 SH       Sole                    70772              2095
Boeing Company                 COM              097023105     3177    43312 SH       Sole                    41967              1345
Bunge Limited                  COM              013317810     1949    34067 SH       Sole                    33142               925
Caterpillar, Inc               COM              149123101     2166    23912 SH       Sole                    23317               595
Chevron                        COM              166764100     4116    38688 SH       Sole                    37508              1180
Cisco Systems                  COM              17275R102     3557   196746 SH       Sole                   191166              5580
Coca-Cola                      COM              191216100     2583    36911 SH       Sole                    35786              1125
Corning, Inc.                  COM              219350105     2904   223750 SH       Sole                   217730              6020
Dell Inc.                      COM              24702r101     2263   154705 SH       Sole                   150700              4005
Diageo Plc ADR                 COM              25243q205     2712    31018 SH       Sole                    30243               775
Diamond Offshore Dr            COM              25271c102     1268    22940 SH       Sole                    22295               645
Disney, (Walt) Co              COM              254687106     4958   132216 SH       Sole                   128616              3600
DuPont deNemours               COM              263534109     2639    57647 SH       Sole                    56197              1450
Exxon Mobil Corp               COM              30231G102     4236    49982 SH       Sole                    48487              1495
FedEx Corp                     COM              31428X106     2913    34887 SH       Sole                    34052               835
General Electric               COM              369604103     3487   194702 SH       Sole                   189330              5372
Goodyear Tire                  COM              382550101     1770   124885 SH       Sole                   121855              3030
Home Depot                     COM              437076102     3253    77388 SH       Sole                    75183              2205
Int'l Business Mach            COM              459200101     2713    14752 SH       Sole                    14367               385
Intel Corp                     COM              458140100     3208   132305 SH       Sole                   128205              4100
J.B. Hunt                      COM              445658107     1503    33353 SH       Sole                    33353
JP Morgan Chase                COM              46625H100     2376    71453 SH       Sole                    69423              2030
Johnson & Johnson              COM              478160104     4793    73080 SH       Sole                    71155              1925
L-3 Communications             COM              502424104     1861    27912 SH       Sole                    27137               775
Lowe's                         COM              548661107     2700   106375 SH       Sole                   103385              2990
McDonalds Corp                 COM              580135101     2798    27891 SH       Sole                    27161               730
Microsoft                      COM              594918104     2454    94542 SH       Sole                    91442              3100
Novartis AG ADR                COM              66987V109     2230    39000 SH       Sole                    37520              1480
Pfizer Inc                     COM              717081103     3261   150716 SH       Sole                   147616              3100
Philips Elec ADR               COM              500472303     3419   163180 SH       Sole                   158925              4255
Pilgrim's Pride                COM              72147k108       59    10225 SH       Sole                    10225
Procter & Gamble               COM              742718109     2619    39261 SH       Sole                    38086              1175
Raytheon Company               COM              755111507     2180    45055 SH       Sole                    43775              1280
Royal Dutch Shl ADR            COM              780259206     3111    42558 SH       Sole                    41518              1040
Spirit Aerosystems             COM              848574109     1657    79760 SH       Sole                    77680              2080
Stryker Corp                   COM              863667101     2034    40910 SH       Sole                    39710              1200
Terex Corp.                    COM              880779103      259    19140 SH       Sole                    18730               410
Transocean Ltd                 COM              033380941      821    21380 SH       Sole                    20775               605
Tyson Foods Cl A               COM              902494103     2388   115692 SH       Sole                   113687              2005
United Technologies            COM              913017109     3651    49950 SH       Sole                    48605              1345
Wal-Mart Stores                COM              931142103     4286    71727 SH       Sole                    69627              2100
Zimmer Inc.                    COM              98956p102     1889    35355 SH       Sole                    34390               965